Customer Concentration (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Risks and Uncertainties [Abstract]
Schedule of Revenue and Accounts Receivable by Major Customers
The concentration of our customer credit risk in excess of 10% or greater of total revenues and/or trade and other receivables was as follows:

	Percentage of Total Revenues from External Customers		Percentage of Trade and Other Receivables, Net and Contract Assets, Net from External Customers
	Three Months Ended March 31,		March 31, 2023	December 31, 2022
	2023	2022
Customer A	28%	29%	30%	28%
Customer B	15%	14%	23%	18%
Customer C	17%	18%	15%	*
Customer D	15%	15%	15%	18%
Customer E	*	10%	*	*
Customer F	*	*	-%	13%

*	Less than 10%

The following table shows external customers with revenues of 10% or greater of total revenues from external customers and external customers with trade and other receivables, net of current expected credit losses and contract assets, net of current expected credit losses balances of 10% or greater of total trade and other receivables, net of current expected credit losses from external customers and contract assets, net of current expected credit losses from external customers, respectively:

	Percentage of Total Revenues from External Customers			Percentage of Trade and Other Receivables, Net and Contract Assets, Net from External Customers
	Year Ended December 31,			December 31,
	2022	2021	2020	2022	2021
Customer A	24%	25%	25%	28%	29%
Customer B	17%	18%	19%	18%	17%
Customer C	17%	17%	18%	*	*
Customer D	16%	16%	16%	18%	14%
Customer E	*	10%	*	*	13%
Customer F	*	*	*	13%	12%

*	Less than 10%

Schedule of Revenue from External Customers by Country
The following table shows revenues from external customers attributable to the country in which the revenues were derived (in millions). We attribute revenues from external customers to the country in which the party to the applicable agreement has its principal place of business. Substantially all of our long-lived assets are located in the United States.

	Revenues from External Customers
	Year Ended December 31,
	2022	2021	2020
United States	$4,147	$2,550	$1,975
India	1,951	1,342	970
South Korea	1,932	1,336	924
Ireland	1,858	1,237	842
United Kingdom	1,026	966	456
Switzerland	593	208	21
Other countries	—	—	7

Total	$11,507	$7,639	$5,195